Tax (Tables)	12 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Schedule of tax charged to the consolidated income statement for continuing operations and components of tax expense	The tax charge for the year can be analysed as follows:

	2025	2024	2023
	£m	£m	£m
Current tax:
UK corporation tax at 25% (2024: 25%; 2023: 19%)	66	410	161
UK corporation tax adjustment in respect of prior years	(36)	(36)	—
	30	374	161
Overseas corporation tax	47	82	225
Overseas corporation tax adjustment in respect of prior years	(39)	(90)	(16)
	8	(8)	209
Total current tax from continuing operations	38	366	370
Deferred tax:
UK deferred tax	524	388	255
UK deferred tax adjustment in respect of prior years	25	43	13
	549	431	268
Overseas deferred tax	195	(40)	233
Overseas deferred tax adjustment in respect of prior years	39	74	5
	234	34	238
Total deferred tax from continuing operations	783	465	506

Total tax charge from continuing operations	821	831	876

Disclosure of tax (credited)/charged to the consolidated statement of comprehensive income and equity	Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2025	2024	2023
	£m	£m	£m
Current tax:
Share-based payments	(1)	(2)	(1)
Deferred tax:
Investments at fair value through other comprehensive income	—	1	(1)
Cash flow hedges, cost of hedging and own credit reserve	36	56	(7)
Remeasurements of pension assets and post-retirement benefit obligations	(23)	(50)	(344)
Share-based payments	2	—	1
	14	5	(352)
Total tax recognised in the statements of comprehensive income from continuing operations	13	7	(352)
Total tax relating to share-based payments recognised directly in equity from continuing operations	1	(2)	—
	14	5	(352)

Schedule of effective tax rate reconciliation	The tax charge for the year for continuing operations is lower (2024: higher tax charge; 2023: higher tax charge) than the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 19%):

	2025	2024	2023
	£m	£m	£m
Profit before tax from continuing operations	3,650	3,048	3,590
Profit before tax from continuing operations multiplied by UK corporation tax rate of 25% (2024: 25%; 2023: 19%)	913	762	682
Effect of:
Adjustments in respect of prior years[1]	(11)	(9)	2
Expenses not deductible for tax purposes	40	155	92
Non-taxable income[2]	(107)	(43)	(75)
Adjustment in respect of foreign tax rates[3]	4	(20)	147
Deferred tax impact of change in UK tax rate	—	—	66
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(18)	(9)	(27)
Other[4]	—	(5)	(11)
Total tax charge from continuing operations	821	831	876

	%	%	%
Effective tax rate – continuing operations	22.5	27.3	24.4
1.The prior year adjustments are primarily due to agreement of prior period tax returns.
2.Includes tax on chargeable disposals after the offset of capital losses. The gain on disposal of the ESO during the year is subject to the Substantial Shareholding Exemption.
3.Included in 2023 are remeasurements of US closing state deferred tax balances as a result of an expected increase in the blended state tax rate following the disposal of NECO.
4.Other primarily comprises the movement in the deferred tax asset on previously unrecognised capital losses, claims for land remediation relief and claims for Research & Development credit.

Schedule of tax included within the statement of financial position and deferred tax assets not recognised	The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Regulatory licences £m	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 1 April 2023	429	8,242	(21)	490	(370)	(1,589)	7,181
Exchange adjustments and other[2]	—	(132)	—	(1)	—	23	(110)
Charged/(credited) to income statement	—	720	(5)	26	38	(312)	467
(Credited)/charged to other comprehensive income and equity	—	—	—	(50)	57	—	7
Disposals	—	(2)	—	—	—	—	(2)
Reclassification to held for sale (note 10)	—	(12)	1	(4)	—	(9)	(24)
At 1 April 2024	429	8,816	(25)	461	(275)	(1,887)	7,519
Exchange adjustments and other[2]	—	(147)	—	(5)	—	57	(95)
Charged/(credited) to income statement	—	925	(3)	58	62	(256)	786
(Credited)/charged to other comprehensive income and equity	—	—	2	(23)	38	—	17
Disposals	—	(60)	—	—	—	(5)	(65)
Reclassification to held for sale (note 10)	—	(122)	—	—	—	(2)	(124)
At 31 March 2025	429	9,412	(26)	491	(175)	(2,093)	8,038
1.The deferred tax asset of £2,093 million as at 31 March 2025 (2024: £1,887 million) in respect of other net temporary differences relates to losses of £298 million (2024: £184 million), US contract and lease liabilities of £603 million (2024: £575 million), US environmental provisions of £575 million (2024: £646 million), US bad debt provision of £155 million (2024: £150 million)
and other short-term temporary differences of £462 million (2024: £332 million).
2.The total deferred tax assets not recognised are as follows:

	2025	2024
	£m	£m
Capital losses	2,484	2,483
Trading losses	9	4